Offerings	Sep. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.350% Fixed Rate Reset Limited Recourse Capital Notes, Series 6, Non-Viability Contingent Capital (subordinated indebtedness)
Maximum Aggregate Offering Price	$ 750,000,000.00
Amount of Registration Fee	$ 114,825.00
Offering Note	The prospectus supplement to which this Exhibit is attached (the "Prospectus Supplement") is a final prospectus and relates to the non-automatic shelf registration statement on Form F-3 (File No. 333-283969) filed by the Registrant for the sale of up to US$75,000,000,000 of the Registrant's securities, which became effective on February 26, 2025 (the "Registration Statement"). The Registrant carried over US$26,720,891,990 aggregate principal amount or offering price of the Registrant's senior debt securities that were unsold as of February 26, 2025 that were previously registered by the Registrant on Form F-3 (File No. 333-262557). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$6,897,155 on December 20, 2024 and US$494,387.46 on February 26, 2025. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended (the "Securities Act"). Prior to the offering to which the Prospectus Supplement relates, US$7,231,704,483 of securities have been issued under the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Non-Cumulative 6.350% Fixed Rate Reset Preferred Shares, Series 33 Non-Viability Contingent Capital
Amount of Registration Fee	$ 0.00
Offering Note	In connection with the issuance of 6.350% Fixed Rate Reset Limited Recourse Capital Notes Series 6 (Non-Viability Contingent Capital (NVCC)) (subordinated indebtedness) (the "Notes"), the Registrant is issuing 750,000 Non-Cumulative 6.350% Fixed Rate Reset Preferred Shares Series 33 (Non-Viability Contingent Capital) (the "Preferred Shares") to Computershare Trust Company of Canada, as trustee of the Limited Recourse Trust (as defined in the Prospectus Supplement), which will hold legal title to the Preferred Shares in trust as trustee for the benefit of the Registrant and, in particular, to satisfy the recourse of holders of the Notes in respect of the Registrant's obligations under the Indenture (as defined in the Prospectus Supplement). The maximum aggregate offering price of the offering of the Notes and Preferred Shares issued in connection therewith is US$750,000,000. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Preferred Shares.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount of Registration Fee	$ 0.00
Offering Note	Includes an indeterminate number of common shares (the "Common Shares") issuable upon a Trigger Event, as defined in the Prospectus Supplement. Upon a Trigger Event, each outstanding Preferred Share will automatically and immediately be converted, on a full and permanent basis, without the consent of the holder thereof, into the number of Common Shares determined by the Contingent Conversion formula set out in the Prospectus Supplement. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Common Shares issuable upon conversion of the Preferred Shares because no additional consideration will be received in connection with the conversion of the Preferred Shares.